iShares
®
MSCI Israel ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 4.3%
Aryt Industries Ltd. ........................ 82,497 $ 1,229,167
Bet Shemesh Engines Holdings 1997 Ltd.
(a)
....... 10,885 2,065,273
Elbit Systems Ltd. ........................ 41,245 19,350,536
22,644,976
Banks  — 24.5%
Bank Hapoalim BM ....................... 1,845,096 39,938,971
Bank Leumi Le-Israel BM ................... 2,206,533 46,273,800
FIBI Holdings Ltd. ........................ 26,230 2,155,116
First International Bank Of Israel Ltd. (The) ....... 81,824 6,175,789
Israel Discount Bank Ltd., Class A ............. 1,814,967 19,007,172
Mizrahi Tefahot Bank Ltd. ................... 231,388 16,208,802
129,759,650
a
Broadline Retail  — 1.2%
Global-e Online Ltd.
(a)
...................... 163,423 6,605,558
a
Building Products  — 0.2%
Inrom Construction Industries Ltd.
(b)
............ 154,555 1,101,904
a
Capital Markets  — 1.4%
Etoro Group Ltd., Class A
(a)(b)
................. 21,477 901,390
Meitav Investment House Ltd. ................ 52,750 1,926,245
Tel Aviv Stock Exchange Ltd. ................. 137,270 3,757,485
YD More Investments Ltd. ................... 53,176 811,680
7,396,800
a
Chemicals  — 1.8%
ICL Group Ltd. ........................... 1,149,223 6,369,839
Israel Corp. Ltd. .......................... 5,616 1,552,782
Turpaz Industries Ltd. ...................... 72,106 1,398,931
9,321,552
a
Communications Equipment  — 0.2%
Ituran Location and Control Ltd. ............... 23,558 943,262
a
Construction & Engineering  — 1.9%
Ashtrom Group Ltd. ....................... 74,911 1,698,180
Elco Ltd. ............................... 15,929 793,471
Electra Ltd. ............................. 62,481 1,928,203
Kvutzat Acro Ltd. ......................... 46,261 683,563
Shapir Engineering and Industry Ltd. ............ 237,909 2,143,853
Shikun & Binui Ltd.
(a)
...................... 545,979 3,088,344
10,335,614
a
Consumer Finance  — 0.2%
Isracard Ltd. ............................ 290,954 1,254,458
a
Consumer Staples Distribution & Retail  — 1.1%
M Yochananof & Sons Ltd. .................. 7,659 675,448
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. 13,378 1,393,011
Shufersal Ltd. ........................... 296,735 3,557,900
5,626,359
a
Diversified REITs  — 0.7%
REIT 1 Ltd. ............................. 295,877 2,394,435
Sella Capital Real Estate Ltd. ................. 353,394 1,238,323
3,632,758
a
Diversified Telecommunication Services  — 1.5%
Bezeq The Israeli Telecommunication Corp. Ltd. .... 4,114,585 8,094,334
a
Security Shares Value
a
Electronic Equipment, Instruments & Components  — 1.1%
Nayax Ltd.
(a)
............................ 21,728 $ 964,556
Next Vision Stabilized Systems Ltd. ............ 108,056 4,665,447
5,630,003
a
Food Products  — 0.5%
Strauss Group Ltd. ........................ 86,542 2,606,587
a
Health Care Equipment & Supplies  — 0.2%
Inmode Ltd.
(a)
........................... 84,091 1,198,297
a
Hotels, Restaurants & Leisure  — 0.6%
Fattal Holdings 1998 Ltd.
(a)
.................. 11,093 2,011,879
Isrotel Ltd. ............................. 25,492 1,017,679
3,029,558
a
Household Durables  — 0.4%
Azorim-Investment Development & Construction Co.
Ltd.
(b)
............................... 108,560 660,176
Danya Cebus Ltd. ........................ 17,225 765,356
Electra Consumer Products 1970 Ltd. ........... 19,329 640,422
2,065,954
a
Independent Power and Renewable Electricity Producers  — 3.7%
Doral Group Renewable Energy Resources Ltd.
(a)
... 143,054 1,294,138
Energix-Renewable Energies Ltd.
(b)
............. 412,753 1,805,818
Enlight Renewable Energy Ltd.
(a)
.............. 195,608 7,738,603
Kenon Holdings Ltd. ....................... 30,741 1,816,575
Meshek Energy Renewable Energies Ltd.
(a)
....... 465,930 957,186
OPC Energy Ltd.
(a)
........................ 241,304 4,995,311
OY Nofar Energy Ltd.
(a)
..................... 39,684 1,154,414
19,762,045
a
Insurance  — 6.3%
Clal Insurance Enterprises Holdings Ltd. ......... 106,901 6,191,398
Harel Insurance Investments & Financial Services Ltd. 167,506 6,227,039
Menora Mivtachim Holdings Ltd. ............... 32,430 3,599,060
Migdal Insurance & Financial Holdings Ltd. ....... 863,345 3,506,940
Phoenix Financial Ltd. ..................... 339,026 13,650,964
33,175,401
a
IT Services  — 2.7%
Formula Systems 1985 Ltd. .................. 14,742 2,244,494
Matrix IT Ltd. ............................ 51,867 2,181,043
One Software Technologies Ltd. ............... 69,066 1,802,692
Wix.com Ltd.
(a)
........................... 82,573 7,903,062
14,131,291
a
Machinery  — 0.2%
Kornit Digital Ltd.
(a)
........................ 67,014 893,297
a
Marine Transportation  — 0.7%
ZIM Integrated Shipping Services Ltd.
(b)
.......... 178,715 3,647,573
a
Oil, Gas & Consumable Fuels  — 1.9%
Delek Group Ltd. ......................... 13,557 3,565,165
Equital Ltd.
(a)
............................ 35,165 1,653,433
Oil Refineries Ltd. ........................ 3,229,661 1,023,463
Paz Retail And Energy Ltd. .................. 15,051 3,450,627
Tamar Petroleum Ltd.
(c)
..................... 40,881 470,690
10,163,378
a
Passenger Airlines  — 0.4%
El Al Israel Airlines
(a)
....................... 448,914 1,927,179
a
Personal Care Products  — 0.5%
Oddity Tech Ltd., Class A
(a)
.................. 61,388 2,655,645
a

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Israel ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Pharmaceuticals  — 8.6%
Teva Pharmaceutical Industries Ltd., ADR
(a)(b)
...... 1,700,144 $ 45,716,872
a
Professional Services  — 0.7%
Danel Adir Yeoshua Ltd. .................... 7,554 1,070,659
Fiverr International Ltd.
(a)
.................... 45,712 956,752
Hilan Ltd. .............................. 23,806 1,894,582
3,921,993
a
Real Estate Management & Development  — 7.6%
Africa Israel Residences Ltd.
(b)
................ 9,297 752,193
Airport City Ltd.
(a)
......................... 86,406 1,625,220
Alony Hetz Properties & Investments Ltd. ......... 224,577 2,591,384
Amot Investments Ltd. ..................... 365,713 2,734,994
Aura Investments Ltd.
(b)
.................... 234,452 1,594,926
Azrieli Group Ltd. ......................... 62,812 6,381,875
Big Shopping Centers Ltd. ................... 23,837 5,352,583
Blue Square Real Estate Ltd. ................. 8,142 977,685
Electra Real Estate Ltd.
(a)
................... 47,812 652,646
G City Ltd. ............................. 136,981 426,878
Gav-Yam Lands Corp. Ltd. .................. 81,757 956,013
Israel Canada T.R Ltd.
(b)
.................... 271,785 1,324,431
Isras Holdings Ltd.
(a)
....................... 5,784 669,939
Isras Investment Co. Ltd. ................... 1,885 498,693
Mega Or Holdings Ltd. ..................... 35,349 2,224,102
Melisron Ltd. ............................ 35,350 4,410,747
Mivne Real Estate KD Ltd. ................... 858,857 3,699,791
Prashkovsky Investments and Construction Ltd. .... 11,002 522,152
Summit Real Estate Holdings Ltd. .............. 54,866 1,073,056
YH Dimri Construction & Development Ltd. ....... 14,132 1,652,784
40,122,092
a
Semiconductors & Semiconductor Equipment  — 6.8%
Camtek Ltd.
(a)
........................... 43,776 4,672,966
Nova Ltd.
(a)
............................. 43,627 13,687,298
Tower Semiconductor Ltd.
(a)
.................. 165,591 17,738,830
36,099,094
a
Software  — 16.1%
Cellebrite DI Ltd.
(a)(b)
....................... 162,391 2,737,912
Check Point Software Technologies Ltd.
(a)(b)
....... 127,311 23,777,876
CyberArk Software Ltd.
(a)
.................... 74,912 34,353,894
Magic Software Enterprises Ltd. ............... 40,053 934,256
Monday.com Ltd.
(a)
........................ 64,002 9,207,328
Nice Ltd.
(a)
............................. 91,417 9,566,527
Radware Ltd.
(a)
.......................... 50,769 1,164,641
Security Shares Value
a
Software (continued)
Riskified Ltd., Class A
(a)
..................... 126,411 $ 624,470
Sapiens International Corp. N.V. ............... 49,782 2,167,625
SimilarWeb Ltd.
(a)(b)
........................ 67,527 528,736
85,063,265
a
Specialty Retail  — 0.6%
Carasso Motors Ltd. ....................... 55,612 615,530
Delek Automotive Systems Ltd. ............... 71,489 572,106
Fox Wizel Ltd. ........................... 12,393 1,297,803
Retailors Ltd. ........................... 32,142 534,128
3,019,567
a
Textiles, Apparel & Luxury Goods  — 0.2%
Delta Galil Ltd.
(b)
......................... 17,434 961,477
a
Wireless Telecommunication Services  — 0.9%
Cellcom Israel Ltd. ........................ 173,895 1,979,414
Partner Communications Co. Ltd. .............. 222,769 2,602,418
4,581,832
a
Total Long-Term Investments — 99.7%
(Cost: $421,601,556) ................................ 527,089,625
a
Short-Term Securities
Money Market Funds  —  3.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.11%
(d)(e)(f)
...................... 20,358,097 20,368,276
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.94%
(d)(e)
............................ 313,832 313,832
a
Total Short-Term Securities — 3.9%
(Cost: $20,681,939) ................................. 20,682,108
Total Investments — 103.6%
(Cost: $442,283,495) ................................ 547,771,733
Liabilities in Excess of Other Assets — (3.6)% ............... (19,000,275)
Net Assets — 100.0% ................................. $ 528,771,458
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 5,111,922  $ 15,253,274
(a)
$ —  $ 3,260  $ (180) $ 20,368,276  20,358,097  $ 38,912
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 240,000  73,832
(a)
—  —  —  313,832  313,832  2,467  —
$ 3,260  $ (180)
$ 20,682,108
$ 41,379  $ —

iShares
®
MSCI Israel ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 19 12/19/25 $ 1,251 $ 16,274
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 154,337,407 $ 372,752,218 $ — $ 527,089,625
Short-Term Securities
Money Market Funds ...................................... 20,682,108 — — 20,682,108
$ 175,019,515 $ 372,752,218 $ — $ 547,771,733
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 16,274 $ — $ — $ 16,274
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
REIT Real Estate Investment Trust